COMMITMENTS AND CONTINGENCIES (Schedule of provisions and contingent liabilities) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Commitments And Contingencies [Line Items]
Beginning Balance, Amount	$ 5,044	$ 2,033
Acquired through business combinations		4,012
Payments/Settlements	(281)	(2,033)
Additional provisions	389	1,032
Foreign currency translation	36
Ending Balance, Amount	5,188	5,044
Termination Benefits [Member]
Schedule Of Commitments And Contingencies [Line Items]
Beginning Balance, Amount	183	352
Acquired through business combinations		0
Payments/Settlements	(183)	(352)
Additional provisions	0	183
Foreign currency translation	0
Ending Balance, Amount	0	183
Legal Disputes [Member]
Schedule Of Commitments And Contingencies [Line Items]
Beginning Balance, Amount	3,030	1,681
Acquired through business combinations		3,030
Payments/Settlements	(98)	(1,681)
Additional provisions	0
Foreign currency translation	36
Ending Balance, Amount	2,968	3,030
Sales Taxes [Member]
Schedule Of Commitments And Contingencies [Line Items]
Beginning Balance, Amount	1,831	0
Acquired through business combinations		982
Payments/Settlements	0	0
Additional provisions	389	849
Foreign currency translation	0
Ending Balance, Amount	$ 2,220	$ 1,831